                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07409

                          Tax-Managed Growth Portfolio
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.5%

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.7%

Boeing Company (The)                                        794,801   $   40,606,383
General Dynamics                                            735,000       72,985,500
Honeywell International, Inc.                               275,998       10,109,807
Northrop Grumman Corp.                                    3,369,044      180,917,663
Raytheon Company                                            313,599       11,217,436
Rockwell Collins, Inc.                                      203,032        6,765,026
Teledyne Technologies Incorporated(1)                         6,117          122,462
United Technologies Corp.                                 1,782,966      163,105,730
------------------------------------------------------------------------------------
                                                                      $  485,830,007
------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.7%

FedEx Corporation                                         2,106,578   $  172,086,357
Robinson (C.H.) Worldwide, Inc.                           1,117,001       51,203,326
United Parcel Service, Inc. Class B                       3,489,439      262,301,130
------------------------------------------------------------------------------------
                                                                      $  485,590,813
------------------------------------------------------------------------------------

AIRLINES -- 0.0%

Southwest Airlines, Inc.                                    126,393   $    2,119,611
------------------------------------------------------------------------------------
                                                                      $    2,119,611
------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%

ArvinMeritor, Inc.                                            8,000   $      156,560
Borg-Warner Automotive, Inc.                                407,962       17,856,497
Dana Corp.                                                   25,000          490,000
Delphi Automotive Systems Corp.                               6,199           66,205
Johnson Controls, Inc.                                      328,728       17,547,501
Visteon Corp.                                                10,050          117,284
Wabtec                                                       94,504        1,704,852
------------------------------------------------------------------------------------
                                                                      $   37,938,899
------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%

DaimlerChrysler AG                                            7,000   $      329,490
Ford Motor Co.                                              143,528        2,246,213
General Motors Corp.                                         13,696          638,097
Harley-Davidson, Inc.                                       137,700        8,529,138
Honda Motor Co. Ltd. ADR                                     20,000          486,400
------------------------------------------------------------------------------------
                                                                      $   12,229,338
------------------------------------------------------------------------------------

BEVERAGES -- 4.6%

Anheuser-Busch Companies, Inc.                            4,430,188   $  239,230,152
Brown-Forman Corp. Class A                                  538,432       25,871,658
Brown-Forman Corp. Class B                                    2,520          121,640
Coca-Cola Company (The)                                   3,277,862      165,466,474
Coca-Cola Enterprises, Inc.                               1,754,144       50,852,635
PepsiCo., Inc.                                            6,341,393      341,674,255
------------------------------------------------------------------------------------
                                                                      $  823,216,814
------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.5%

Amgen, Inc.(1)                                            3,855,319   $  210,384,758
Applera Corp. - Celera Genomics Group(1)                     26,000          299,260
Biogen Idec Inc.(1)                                          10,000          632,500
Genzyme Corp. - General Division(1)                         564,926       26,737,948
Gilead Sciences, Inc.(1)                                     57,741        3,868,647
Incyte Pharmaceuticals, Inc.(1)                              14,294          109,206
Invitrogen Corp.(1)                                         467,551       33,658,996
Vertex Pharmaceuticals, Inc.(1)                              13,000          140,920
------------------------------------------------------------------------------------
                                                                      $  275,832,235
------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

American Standard Companies, Inc.(1)                        978,798   $   39,455,347
CRH plc                                                     329,450        6,974,361
Masco Corporation                                         4,225,436      131,749,094
Water Pik Technologies(1)                                     2,141           35,455
------------------------------------------------------------------------------------
                                                                      $  178,214,257
------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.7%

Affiliated Managers Group(1)                                 20,520   $    1,033,592
Bank of New York Co., Inc. (The)                            442,346       13,040,360
Bear Stearns Companies, Inc.                                 83,352        7,027,407
Credit Suisse Group(1)                                      155,136        5,512,258
Federated Investors, Inc.                                 1,666,768       50,569,741
Franklin Resources, Inc.                                  1,488,937       74,565,965
Goldman Sachs Group, Inc.                                   362,738       34,155,410
Investors Financial Services Corp.                          475,402       20,718,019
Knight Trading Group, Inc.(1)                             1,750,000       17,535,000
Legg Mason, Inc.                                             17,641        1,605,507
Lehman Brothers Holdings, Inc.                               57,486        4,325,821
Mellon Financial Corporation                                221,912        6,508,679
Merrill Lynch & Co., Inc.                                 1,921,744      103,735,741
Morgan (J.P.) Chase & Co.                                   407,342       15,792,649
Morgan Stanley Dean Witter & Co.                          4,761,275      251,252,482

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)

Northern Trust Corp.                                        261,505   $   11,056,431
Nuveen Investments Class A                                  150,000        4,020,000
Piper Jaffray Companies, Inc.(1)                             41,508        1,877,407
Price (T. Rowe) Group, Inc.                                 162,011        8,165,354
Raymond James Financial, Inc.                               147,337        3,897,064
Schwab (Charles) & Co.                                      943,350        9,065,593
State Street Corp.                                          331,670       16,265,097
UBS AG(1)                                                    49,812        3,539,641
Waddell & Reed Financial, Inc., Class A                     271,320        5,998,885
------------------------------------------------------------------------------------
                                                                      $  671,264,103
------------------------------------------------------------------------------------

CHEMICALS -- 0.9%

Airgas, Inc.                                                389,753   $    9,318,994
Arch Chemicals, Inc.                                          4,950          142,659
Bayer AG ADR                                                 40,000        1,168,000
Dow Chemical Co. (The)                                      247,183       10,060,348
DuPont (E.I.) de Nemours & Co.                            1,308,050       58,103,581
Ecolab, Inc.                                                258,423        8,192,009
MacDermid, Inc.                                              61,937        2,096,567
Monsanto Company                                             28,797        1,108,684
Olin Corp.                                                    9,900          174,438
PPG Industries, Inc.                                         23,542        1,471,140
Rohm and Haas, Co.                                            2,601          108,150
RPM, Inc.                                                    88,338        1,342,738
Sigma-Aldrich Corp.                                         630,897       37,607,770
Solutia Inc.(1)                                              20,293            4,667
Valspar Corp.                                               818,316       41,275,859
------------------------------------------------------------------------------------
                                                                      $  172,175,604
------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.7%

AmSouth Bancorporation                                      695,898   $   17,624,043
Associated Banc-Corp.                                     1,123,722       33,295,883
Bank of America Corporation                               2,512,130      209,670,167
Bank of Hawaii Corp.                                         49,425        2,234,998
Bank of Montreal                                            268,131       10,733,284
Bank One Corp.                                            1,923,530       98,100,030
Banknorth Group, Inc.                                        35,279        1,145,862
BB&T Corp.                                                1,563,330       57,796,310
Canadian Imperial Bank of Commerce                          100,000        4,890,000
Charter One Financial, Inc.                                 251,993       11,135,571
City National Corp.                                         273,260       17,953,182
Colonial Bancgroup, Inc. (The)                              253,936        4,614,017
Comerica, Inc.                                              331,589   $   18,197,604
Commerce Bancshares, Inc.                                   147,766        6,789,109
Community First Bankshares, Inc.                            360,184       11,594,323
Compass Bancshares, Inc.                                    355,348       15,279,964
Fifth Third Bancorp                                       1,251,494       67,305,347
First Citizens BancShares, Inc.                              30,600        3,733,200
First Financial Bancorp                                      47,933          849,373
First Horizon National Corp.                                156,879        7,133,288
First Midwest Bancorp, Inc.                                 815,329       28,707,734
Hibernia Corp. Class A                                      187,345        4,552,483
HSBC Holdings PLC ADR                                       601,596       45,065,556
Huntington Bancshares, Inc.                                 578,423       13,245,887
Keycorp                                                     625,951       18,709,675
M&T Bank Corp.                                               47,419        4,139,679
Marshall & Ilsley Corp.                                     683,798       26,729,664
National City Corp.                                       1,627,140       56,966,171
National Commerce Financial Corp.                         1,113,055       36,174,287
North Fork Bancorporation, Inc.                              53,534        2,036,969
PNC Bank Corp.                                              156,003        8,280,639
Popular, Inc.                                                   716           30,623
Regions Financial Corp.                                   1,589,301       58,088,952
Royal Bank of Canada                                        321,353       14,245,578
Royal Bank of Scotland Group PLC                             50,837        1,464,023
S&T Bancorp, Inc.                                           100,000        3,198,000
Societe Generale                                            809,647       68,806,233
SouthTrust Corp.                                            484,589       18,806,899
Southwest Bancorporation of Texas, Inc.                     767,914       33,880,366
SunTrust Banks, Inc.                                        418,940       27,226,911
Synovus Financial Corp.                                   1,345,581       34,070,111
TCF Financial Corporation                                    28,000        1,625,400
U.S. Bancorp                                              5,044,492      139,026,200
Union Planters Corp.                                        748,729       22,319,611
Valley National Bancorp                                     186,942        4,725,894
Wachovia Corp.                                            1,883,049       83,745,706
Wells Fargo & Company                                     3,206,053      183,482,413
Westamerica Bancorporation                                  268,474       14,081,461
Whitney Holding Corp.                                       350,175       15,642,317
Zions Bancorporation                                        252,271       15,502,053
------------------------------------------------------------------------------------
                                                                      $1,584,653,050
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.4%

Allied Waste Industries, Inc.(1)                          1,674,390   $   22,068,460
Apollo Group, Inc. Class A(1)                                 7,599          670,916
Avery Dennison Corp.                                      1,350,977       86,476,038
Banta Corp.                                                  42,341        1,880,364
Block (H&R), Inc.                                           732,354       34,918,639
Cendant Corp.                                               549,359       13,448,308
Century Business Services, Inc.(1)                          185,000          806,600
Cintas Corp.                                              1,488,833       70,972,669
Consolidated Graphics, Inc.(1)                               70,215        3,092,971
Deluxe Corporation                                           32,000        1,392,000
Donnelley (R.R.) & Sons Co.                                 115,244        3,805,357
Equifax, Inc.                                                85,724        2,121,669
Gevity HR, Inc.                                              78,125        2,046,094
HNI Corp.                                                 1,552,470       65,716,055
Hudson Highland Group, Inc.(1)                               11,581          355,073
Ikon Office Solutions, Inc.                                  83,040          952,469
Imagistics International Inc.(1)                                809           28,639
Laureate Education Inc.(1)                                  520,213       19,892,945
Manpower, Inc.                                              112,000        5,686,240
Miller (Herman) Inc.                                        541,800       15,679,692
Monster Worldwide Inc.(1)                                   154,426        3,971,837
Navigant Consulting, Inc.(1)                                463,017        9,927,084
Pitney Bowes, Inc.                                           41,603        1,840,933
School Specialty Corp.(1)                                    49,197        1,786,343
ServiceMaster Co.                                         1,224,880       15,090,522
Steelcase Inc.                                              123,000        1,722,000
United Rentals, Inc.(1)                                     401,179        7,177,092
Waste Management, Inc.                                    1,205,396       36,945,387
------------------------------------------------------------------------------------
                                                                      $  430,472,396
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%

3Com Corp.(1)                                               873,949   $    5,462,181
ADC Telecommunications, Inc.(1)                             349,010          991,188
Advanced Fibre Communications, Inc.(1)                       15,000          303,000
Alcatel S.A. ADR(1)                                          43,728          677,347
Avaya, Inc.(1)                                              356,800        5,633,872
Ciena Corp.(1)                                              380,378        1,415,006
Cisco Systems, Inc.(1)                                    4,287,833      101,621,642
Comverse Technology, Inc.(1)                                386,378        7,704,377
Corning, Inc.(1)                                          2,051,520       26,792,851
Enterasys Networks, Inc.(1)                                  55,945          118,044
JDS Uniphase Corp.(1)                                        52,451          198,789
Lucent Technologies, Inc.(1)                                555,464   $    2,099,654
McData Corp., Class A(1)                                     18,276           98,325
Motorola, Inc.                                              921,114       16,810,330
Nokia Corp., Class A, ADR                                 2,370,478       34,466,750
Nortel Networks Corp.(1)                                  1,225,250        6,113,997
Qualcomm, Inc.                                              344,112       25,113,294
Riverstone Networks, Inc.(1)                                 28,706           37,605
Tellabs, Inc.(1)                                            102,845          898,865
------------------------------------------------------------------------------------
                                                                      $  236,557,117
------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.2%

Dell Inc.(1)                                              4,308,189   $  154,319,330
EMC Corp.(1)                                              1,096,652       12,501,833
Gateway, Inc.(1)                                             95,621          430,294
Hewlett-Packard Co.                                       1,073,667       22,654,374
International Business Machines Corp.                     2,437,437      214,860,072
Lexmark International Group, Inc.(1)                      1,704,885      164,572,549
Network Appliance, Inc.(1)                                  488,000       10,506,640
Palmone, Inc.(1)                                             65,230        2,268,047
Sun Microsystems, Inc.(1)                                   370,670        1,608,708
------------------------------------------------------------------------------------
                                                                      $  583,721,847
------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%

Dycom Industries, Inc.(1)                                   149,711   $    4,191,908
Jacobs Engineering Group, Inc.(1)                           283,522       11,165,096
------------------------------------------------------------------------------------
                                                                      $   15,357,004
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%

Vulcan Materials Company                                    184,512   $    8,773,546
------------------------------------------------------------------------------------
                                                                      $    8,773,546
------------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%

American Express Co.                                        533,575   $   27,415,083
Capital One Financial Corp.                               1,245,111       85,090,704
MBNA Corporation                                            456,002       11,760,292
Providian Financial Corp.(1)                                457,296        6,708,532
SLM Corp.                                                   905,499       36,627,435
------------------------------------------------------------------------------------
                                                                      $  167,602,046
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%

Bemis Co.                                                   415,186   $   11,729,004
Caraustar Industries, Inc.(1)                               180,949        2,553,190
Sealed Air Corp.(1)                                          37,014        1,971,736
Sonoco Products Co.                                         160,690        4,097,595
Temple-Inland, Inc.                                          57,962        4,013,868
------------------------------------------------------------------------------------
                                                                      $   24,365,393
------------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.0%

Neiman Marcus Group, Inc. (The)                              27,117   $    1,407,101
------------------------------------------------------------------------------------
                                                                      $    1,407,101
------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.0%

Genuine Parts Company                                       188,609   $    7,484,005
------------------------------------------------------------------------------------
                                                                      $    7,484,005
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.1%

Citigroup Inc.                                            4,107,203   $  190,984,939
Finova Group, Inc.(1)                                       175,587           26,338
ING groep, N.V. ADR                                         257,281        6,097,560
Moody's Corp.                                                47,543        3,074,130
------------------------------------------------------------------------------------
                                                                      $  200,182,967
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%

Alltel Corp.                                              1,607,979   $   81,395,897
AT&T Corp.                                                  495,955        7,255,822
BCE, Inc.                                                 3,500,000       70,140,000
BellSouth Corp.                                             446,927       11,718,426
Cincinnati Bell Inc.(1)                                     169,013          750,418
Citizens Communications Co.(1)                               13,568          164,173
Deutsche Telekom AG(1)                                    2,006,790       35,540,251
McLeodUSA(1)                                                 21,974           10,548
PTEK Holdings, Inc.(1)                                       28,000          322,840
Qwest Communications International, Inc.(1)                  59,924          215,127
RSL Communications Ltd.(1)                                  247,161            2,472
SBC Communications, Inc.                                  1,470,327       35,655,430
Sprint Corp. - FON Group                                    176,955        3,114,408
Talk America Holdings, Inc.(1)                                9,703           74,422
Telefonos de Mexico ADR                                   2,500,000       83,175,000
Verizon Communications                                      971,528       35,159,598
------------------------------------------------------------------------------------
                                                                      $  364,694,832
------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%

Ameren Corp.                                                  5,000   $      214,800
American Electric Power, Inc.                                   960           30,720
Exelon Corp.                                              1,000,000       33,290,000
PG&E Corp.(1)                                                47,705        1,332,878
Southern Co. (The)                                           85,985        2,506,463
TECO Energy, Inc.                                            34,145          409,399
TXU Corp.                                                   250,196       10,135,440
Wisconsin Energy Corp.                                        9,576          312,273
------------------------------------------------------------------------------------
                                                                      $   48,231,973
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%

American Power Conversion Corp.                              34,704   $      681,934
Baldor Electric Co.                                         149,060        3,480,551
Emerson Electric Co.                                      1,294,487       82,264,649
Rockwell International Corp.                                174,782        6,556,073
Roper Industries, Inc.                                       23,122        1,315,642
Thomas & Betts Corp.                                        114,600        3,120,558
------------------------------------------------------------------------------------
                                                                      $   97,419,407
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.8%

Agilent Technologies, Inc.(1)                               467,331   $   13,683,452
Arrow Electronics, Inc.(1)                                    8,750          234,675
Dionex Corp.(1)                                             139,750        7,710,007
Flextronics International Ltd.(1)                           282,653        4,508,315
Jabil Circuit, Inc.(1)                                    2,127,971       53,582,310
Molex, Inc., Class A                                         68,832        1,877,737
National Instruments Corp.                                  735,687       22,548,807
PerkinElmer, Inc.                                           254,526        5,100,701
Plexus Corp.(1)                                             158,108        2,134,458
Sanmina Corp.(1)                                          1,140,602       10,379,478
Solectron Corporation(1)                                  1,813,994       11,736,541
X-Rite Incorporated                                         288,000        4,187,520
------------------------------------------------------------------------------------
                                                                      $  137,684,001
------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.5%

Baker Hughes, Inc.                                          457,604   $   17,228,791
Core Laboratories N.V.(1)                                    46,338        1,065,774
Grant Prideco, Inc.(1)                                      124,234        2,293,360
Halliburton Company                                         481,502       14,570,251
National-Oilwell, Inc.(1)                                   573,218       18,050,635
Schlumberger Ltd.                                           559,525       35,535,433
Smith International, Inc.(1)                                140,000        7,806,400
Transocean Sedco Forex, Inc.(1)                               6,315          182,756
------------------------------------------------------------------------------------
                                                                      $   96,733,400
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 2.3%

Albertson's, Inc.                                         1,022,715   $   27,142,856
Casey's General Stores, Inc.                                 89,966        1,646,378
Costco Wholesale Corp.                                      820,435       33,695,265
CVS Corp.                                                   177,839        7,472,795
Kroger Co. (The)(1)                                       1,199,285       21,826,987
Safeway, Inc.(1)                                          1,259,438       31,914,159
Sysco Corp.                                               1,721,774       61,760,033
Sysco Corp.(2)(3)                                            32,036        1,148,269
Sysco Corp.(2)(3)                                            25,000          895,741
Walgreen Co.                                                867,198       31,401,240
Wal-Mart Stores, Inc.                                     3,752,495      197,981,636
Winn-Dixie Stores, Inc.                                     215,269        1,549,937
------------------------------------------------------------------------------------
                                                                      $  418,435,296
------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.6%

Archer-Daniels-Midland Co.                                  248,438   $    4,168,790
Campbell Soup Co.                                         1,242,265       33,392,083
Conagra Inc.                                              1,617,310       43,796,755
Dean Foods Co.(1)                                           443,988       16,565,192
Del Monte Foods, Co.(1)                                      99,492        1,010,839
General Mills, Inc.                                         233,465       11,096,591
Heinz (H.J.) Co.                                            290,385       11,383,092
Hershey Foods Corp.                                         488,314       22,594,289
JM Smucker Co.                                               13,072          600,136
Kellogg Co.                                                  67,333        2,817,886
Kraft Foods, Inc.                                               165            5,227
McCormick & Co., Inc.                                        35,886        1,220,124
Nestle SA                                                   250,000       66,671,990
Riviana Foods, Inc.                                         250,000        6,542,500
Sara Lee Corp.                                            3,065,792       70,482,558
Smithfield Foods, Inc.(1)                                 4,207,530      123,701,382
Tyson Foods, Inc.                                           315,272        6,604,948
Wrigley (Wm.) Jr. Company Class A                           933,873       58,880,693
------------------------------------------------------------------------------------
                                                                      $  481,535,075
------------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%

Kinder Morgan, Inc.                                       1,781,672   $  105,635,333
------------------------------------------------------------------------------------
                                                                      $  105,635,333
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.6%

Advanced Medical Optics(1)                                    3,558   $      151,464
Bausch & Lomb, Inc.                                          29,250        1,903,297
Baxter International, Inc.                                  246,713   $    8,514,066
Becton & Dickinson and Co.                                   64,173        3,324,161
Biomet, Inc.                                                411,340       18,279,950
Boston Scientific Corporation(1)                          1,383,970       59,233,916
Dentsply International, Inc.                                 10,928          569,349
Edwards Lifesciences Corp.(1)                                14,353          500,202
Guidant Corp.                                                74,638        4,170,771
Hillenbrand Industries, Inc.                                603,284       36,468,518
Hospira, Inc.(1)                                            235,545        6,501,042
Lumenis Ltd.(1)                                             100,000          133,500
Medtronic, Inc.                                           2,300,301      112,070,665
Millipore Corporation(1)                                     70,000        3,945,900
St. Jude Medical, Inc.(1)                                    10,014          757,559
Steris Corp.(1)                                              12,538          282,857
VISX, Inc.(1)                                                50,000        1,336,000
Waters Corp.(1)                                             165,841        7,923,883
Zimmer Holdings, Inc.(1)                                    236,629       20,870,678
------------------------------------------------------------------------------------
                                                                      $  286,937,778
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 2.1%

AmerisourceBergen Corp.                                     104,493   $    6,246,592
Andrx Group(1)                                              180,170        5,032,148
Beverly Enterprises, Inc.(1)                                357,143        3,071,430
Cardinal Health, Inc.                                     1,879,133      131,633,267
Caremark Rx, Inc.(1)                                        700,000       23,058,000
Cigna Corp.                                                  11,836          814,435
Express Scripts, Inc.(1)                                     26,658        2,112,113
HCA Inc.                                                    200,140        8,323,823
Health Management Associates, Inc., Class A               1,036,833       23,245,796
IDX Systems Corp.(1)                                         60,000        1,913,400
IMS Health, Inc.                                            280,530        6,575,623
McKesson HBOC, Inc.                                         201,169        6,906,132
Medco Health Solutions, Inc.(1)                             130,454        4,892,025
Parexel International Corp.(1)                               27,837          551,173
Renal Care Group, Inc.(1)                                   480,046       15,903,924
Schein (Henry), Corp.(1)                                  1,222,130       77,165,288
Service Corp. International(1)                              142,389        1,049,407
Stewart Enterprises, Inc.(1)                                114,000          927,960
Sunrise Assisted Living, Inc.(1)                            144,000        5,636,160
Tenet Healthcare Corp.(1)                                     3,961           53,117
UnitedHealth Group, Inc.                                    201,976       12,573,006
Ventiv Health, Inc.(1)                                      160,833        2,489,695
Wellpoint Health Networks(1)                                404,000       45,252,040
------------------------------------------------------------------------------------
                                                                      $  385,426,554
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%

Brinker International, Inc.(1)                              322,917   $   11,017,928
Carnival Corporation                                        559,353       26,289,591
CBRL Group, Inc.                                             62,047        1,914,150
Darden Restaurants Inc.                                     184,714        3,795,873
Evans (Bob) Farms, Inc.                                      51,662        1,414,506
Gaylord Entertainment Co.(1)                                428,482       13,450,050
International Game Technology                               400,000       15,440,000
International Speedway Corporation                          118,344        5,756,252
Jack in the Box, Inc.(1)                                    500,000       14,850,000
Lone Star Steakhouse & Saloon, Inc.                         145,981        3,969,223
Marriott International, Inc.                                308,972       15,411,523
McDonald's Corp.                                            608,986       15,833,636
MGM Grand, Inc.(1)                                           94,445        4,433,248
Navigant International, Inc.(1)                              44,278          787,706
Outback Steakhouse, Inc.                                  1,641,207       67,880,322
Papa John's International, Inc.(1)                          197,999        5,848,890
Royal Caribbean Cruises Ltd.                                500,000       21,705,000
Sonic Corp.(1)                                              159,765        3,634,654
Starbucks Corp.(1)                                        1,255,994       54,610,619
Yum! Brands, Inc.(1)                                        240,349        8,945,790
------------------------------------------------------------------------------------
                                                                      $  296,988,961
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%

Blyth Industries, Inc.                                      708,382   $   24,432,095
D.R. Horton Inc.                                            300,000        8,520,000
Department 56, Inc.(1)                                      255,162        3,929,495
Fortune Brands Inc.                                         135,743       10,239,094
Helen of Troy Ltd.(1)                                        20,000          737,400
Interface, Inc. Class A(1)                                   75,467          658,827
Leggett & Platt, Inc.                                     1,435,942       38,354,011
Maytag Corp.                                                 27,073          663,559
Newell Rubbermaid, Inc.                                     375,519        8,824,696
Snap-On, Inc.                                                42,453        1,424,298
------------------------------------------------------------------------------------
                                                                      $   97,783,475
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%

Clorox Co. (The)                                             53,688   $    2,887,341
Colgate-Palmolive Co.                                       675,272       39,469,648
Energizer Holdings(1)                                       168,981        7,604,145
Kimberly-Clark Corp.                                      1,508,416       99,374,446
Procter & Gamble Co.                                      3,177,122      172,962,522
------------------------------------------------------------------------------------
                                                                      $  322,298,102
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.6%

3M Co.                                                      645,514   $   58,023,956
General Electric Co.                                     11,295,964      365,989,234
Teleflex, Inc.                                               47,559        2,385,084
Tyco International Ltd.                                   1,256,144       41,628,612
------------------------------------------------------------------------------------
                                                                      $  468,026,886
------------------------------------------------------------------------------------

INSURANCE -- 6.3%

21st Century Insurance Group                                 70,700   $      914,858
Aegon N.V. ADR                                            5,311,829       64,379,367
AFLAC Inc.                                                2,141,083       87,377,597
Allstate Corp. (The)                                        188,362        8,768,251
American International Group, Inc.                        5,566,670      396,792,238
AON Corp.                                                   826,887       23,541,473
Berkshire Hathaway, Inc., Class A(1)                            392       34,868,400
Berkshire Hathaway, Inc., Class B(1)                         40,611      120,005,505
Chubb Corporation                                             3,777          257,516
Commerce Group, Inc.                                        120,000        5,924,400
Delphi Financial Group Inc.                                   9,672          430,404
Gallagher (Arthur J.) and Co.                               991,627       30,195,042
Hartford Financial Services Group, Inc.                      11,589          796,628
Jefferson-Pilot Corp.                                       210,921       10,714,787
Lincoln National Corp.                                       52,903        2,499,667
Manulife Financial Corp.                                     74,958        3,035,799
Marsh & McLennan Cos., Inc.                               1,423,829       64,613,360
MetLife, Inc.                                             1,969,700       70,613,745
Old Republic International Corp.                            240,548        5,705,799
Progressive Corp.                                         1,916,008      163,435,482
Safeco Corp.                                                177,122        7,793,368
St. Paul Companies, Inc. (The)                              318,179       12,898,977
Torchmark Corp.                                             440,119       23,678,402
UICI(1)                                                      43,597        1,038,045
UnumProvident Corp.                                          53,710          853,989
XL Capital Ltd., Class A                                     79,232        5,978,847
------------------------------------------------------------------------------------
                                                                      $1,147,111,946
------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.4%

Amazon.com Inc.(1)                                           23,500   $    1,278,400
eBay, Inc.(1)                                               607,942       55,900,267
InteractiveCorp.(1)                                         806,192       24,298,627
------------------------------------------------------------------------------------
                                                                      $   81,477,294
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.0%

Retek, Inc.(1)                                              110,742   $      679,956
------------------------------------------------------------------------------------
                                                                      $      679,956
------------------------------------------------------------------------------------

IT SERVICES -- 3.0%

Accenture Ltd.(1)                                         4,038,000   $  110,964,240
Acxiom Corp.                                                647,804       16,084,973
Affiliated Computer Services(1)                             183,730        9,726,666
Automatic Data Processing, Inc.                           1,572,895       65,872,843
BISYS Group, Inc. (The)(1)                                  280,492        3,943,718
Ceridian Corp.(1)                                           166,750        3,751,875
Certegy, Inc.                                                42,862        1,663,046
Computer Sciences Corp.(1)                                  388,302       18,028,862
CSG Systems International, Inc.(1)                           25,200          521,640
DST Systems, Inc.(1)                                        391,634       18,833,679
eFunds Corp.(1)                                              17,645          308,787
Electronic Data Systems Corp.                               102,672        1,966,169
First Data Corp.                                          4,945,530      220,174,996
Gartner Group, Inc., Class A(1)                               4,811           63,601
Gartner Group, Inc., Class B(1)                              56,740          731,379
Keane, Inc.(1)                                               50,295          688,539
Paychex, Inc.                                             1,378,095       46,689,859
Perot Systems Corp.(1)                                      726,775        9,644,304
Safeguard Scientifics, Inc.(1)                               26,579           61,132
SunGard Data Systems, Inc.(1)                               778,524       20,241,624
------------------------------------------------------------------------------------
                                                                      $  549,961,932
------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%

Eastman Kodak Co.                                           149,158   $    4,024,283
Mattel, Inc.                                                  4,282           78,146
------------------------------------------------------------------------------------
                                                                      $    4,102,429
------------------------------------------------------------------------------------

MACHINERY -- 3.0%

Caterpillar, Inc.                                            31,255   $    2,482,897
Danaher Corporation                                       4,031,970      209,057,644
Deere & Co.                                               3,350,000      234,969,000
Donaldson Company, Inc.                                      80,440        2,356,892
Dover Corp.                                                 165,567        6,970,371
Federal Signal Corp.                                        283,471        5,275,395
Illinois Tool Works, Inc.                                   755,506       72,445,470
ITT Industries, Inc.                                          4,214          349,762
Nordson Corporation                                         163,978        7,111,726
Parker-Hannifin Corporation                                  30,653        1,822,627
Tecumseh Products Co., Class A                              125,700        5,177,583
------------------------------------------------------------------------------------
                                                                      $  548,019,367
------------------------------------------------------------------------------------

MEDIA -- 5.7%

ADVO, Inc.                                                  750,000   $   24,690,000
Arbitron, Inc.(1)                                            30,885        1,127,920
Belo (A.H.) Corp.                                           542,924       14,577,509
Cablevision Systems Corp.(1)                                207,410        4,075,607
Catalina Marketing Corp.(1)                                  88,490        1,618,482
Clear Channel Communications, Inc.                          224,444        8,293,206
Comcast Corp. Class A(1)                                  2,366,124       66,322,456
Comcast Corp. Class A Special(1)                          1,280,622       35,357,973
Cox Communications, Inc., Class A(1)                        865,627       24,055,774
Disney (Walt) Company                                     4,819,773      122,856,014
EchoStar Communications, Class A(1)                          35,150        1,080,862
Entercom Communications Corp.(1)                            220,000        8,206,000
Gannett Co., Inc.                                         1,447,727      122,839,636
Havas Advertising, S.A. ADR                               3,142,938       15,966,125
Interpublic Group of Companies, Inc.(1)                   1,520,905       20,882,026
Knight Ridder, Inc.                                          18,123        1,304,856
Lamar Advertising Co.(1)                                    243,271       10,545,798
Liberty Media Corp. Class A(1)                            1,013,104        9,107,805
Liberty Media Corp. Class B(1)                               32,876          328,760
Liberty Media International Inc. Class A(1)                  50,655        1,879,301
Liberty Media International Inc. Class B(1)                   1,643           67,314
McClatchy Co. (The)                                          48,066        3,371,830
McGraw-Hill Companies, Inc. (The)                           462,964       35,449,153
Meredith Corp.                                              190,000       10,442,400
New York Times Co. (The), Class A                           303,168       13,554,641
News Corporation Ltd.                                        93,967        3,089,635
Omnicom Group, Inc.                                       2,326,307      176,393,479
Proquest Company(1)                                         115,000        3,133,750
Publicis Groupe SA                                          360,784       10,679,601
Reuters Holdings plc ADR                                      1,431           58,299
Scripps (The E.W) Company                                    25,533        2,680,965
Time Warner Inc.(1)                                       3,445,075       60,564,418
Tribune Co.                                               2,078,878       94,672,104
Univision Communications, Inc.(1)                           947,055       30,239,466
Viacom, Inc., Class A                                        29,774        1,082,285
Viacom, Inc., Class B                                     1,281,337       45,769,358
Vivendi Universal S.A. ADR(1)                               490,725       13,691,227
Washington Post Co. (The)                                    14,970       13,922,250
Westwood One, Inc.(1)                                       122,400        2,913,120
WPP Group plc                                               139,450        1,416,198
WPP Group plc ADR                                           237,655       12,175,066
------------------------------------------------------------------------------------
                                                                      $1,030,482,669
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
METALS AND MINING -- 0.3%

Alcoa, Inc.                                                 797,947   $   26,356,189
Allegheny Technologies, Inc.                                 21,408          386,414
Inco, Ltd.(1)                                               200,000        6,912,000
Nucor Corp.                                                 221,462       16,999,423
Phelps Dodge Corp.(1)                                        14,862        1,151,954
Steel Dynamics, Inc.(1)                                     311,800        8,926,834
Worthington Industries, Inc.                                 75,160        1,543,035
------------------------------------------------------------------------------------
                                                                      $   62,275,849
------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.7%

99 Cents Only Stores(1)                                   1,142,232   $   17,419,038
Dollar General Corp.                                        101,456        1,984,479
Dollar Tree Stores, Inc.(1)                                 813,306       22,308,984
Family Dollar Stores, Inc.                                2,618,411       79,652,063
Kohls Corp.(1)                                                   55            2,325
May Department Stores Co. (The)                             607,760       16,707,322
Nordstrom, Inc.                                              65,692        2,799,136
Penney (J.C.) Company, Inc.                                 519,115       19,601,782
Sears, Roebuck & Co.                                         16,950          640,032
Target Corp.                                              3,689,321      156,685,463
------------------------------------------------------------------------------------
                                                                      $  317,800,624
------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%

AES Corporation(1)                                           49,542   $      491,952
Dominion Resources, Inc.                                     10,464          660,069
Duke Energy Corp.                                           419,070        8,502,930
Dynegy, Inc.(1)                                              63,525          270,616
National Fuel Gas Co.                                         4,000          100,000
------------------------------------------------------------------------------------
                                                                      $   10,025,567
------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%

Xerox Corp.(1)                                               20,000   $      290,000
Zebra Technologies Corp., Class A(1)                          9,000          783,000
------------------------------------------------------------------------------------
                                                                      $    1,073,000
------------------------------------------------------------------------------------

OIL AND GAS -- 6.5%

Amerada Hess Corp.                                           18,947   $    1,500,413
Anadarko Petroleum Corp.                                  2,557,003      149,840,376
Apache Corporation                                        2,070,394       90,165,659
Ashland, Inc.                                                85,716        4,526,662
BP plc ADR                                                5,065,968      271,383,906
Burlington Resources, Inc.                                4,265,657      154,331,470
ChevronTexaco Corporation                                   130,947   $   12,323,422
ConocoPhillips                                            1,790,067      136,514,241
Devon Energy Corp.                                          507,678       33,506,748
El Paso Corp.                                               175,909        1,386,163
Exxon Mobil Corp.                                         5,931,311      263,409,522
Kerr - McGee Corp.                                          267,327       14,374,173
Marathon Oil Corp.                                            1,450           54,868
Murphy Oil Corporation                                       13,200          972,840
Newfield Exploration Company(1)                              60,000        3,344,400
Royal Dutch Petroleum Co.                                   114,774        5,930,373
Total Fina Elf SA ADR                                       400,000       38,432,000
Valero Energy Corp.                                          51,510        3,799,378
Williams Companies Inc (The)                                222,833        2,651,713
------------------------------------------------------------------------------------
                                                                      $1,188,448,327
------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.3%

Georgia-Pacific Corp.                                       647,002   $   23,926,134
International Paper Co.                                     231,426       10,344,742
Louisiana-Pacific Corp.                                      70,750        1,673,237
MeadWestvaco Corp.                                           84,358        2,479,282
Weyerhaeuser Co.                                            148,108        9,348,577
------------------------------------------------------------------------------------
                                                                      $   47,771,972
------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.5%

Avon Products, Inc.                                         173,400   $    8,000,676
Gillette Company                                          3,977,612      168,650,749
Lauder (Estee) Companies, Inc.                            2,092,312      102,062,979
------------------------------------------------------------------------------------
                                                                      $  278,714,404
------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.7%

Abbott Laboratories                                       2,314,570   $   94,341,873
Allergan, Inc.                                               38,000        3,401,760
Bristol-Myers Squibb Company                              3,810,698       93,362,101
Elan Corp., PLC ADR(1)                                       31,838          787,672
Forest Laboratories, Inc.(1)                                506,800       28,700,084
GlaxoSmithKline plc                                         429,936       17,825,147
Johnson & Johnson                                         3,143,682      175,103,087
King Pharmaceuticals, Inc.(1)                             1,064,086       12,183,785
Lilly (Eli) & Co.                                         3,431,767      239,914,831
Merck & Co., Inc.                                         1,398,752       66,440,720
Mylan Laboratories, Inc.                                     27,992          566,838
Novo Nordisk ADR                                            292,277       15,180,867

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)

Pfizer, Inc.                                              8,188,028   $  280,685,600
Schering AG ADR                                              25,000        1,480,250
Schering-Plough Corp.                                     3,053,579       56,430,140
Sepracor, Inc.(1)                                             4,000          211,600
Teva Pharmaceutical Industries Ltd. ADR                   1,200,000       80,748,000
Watson Pharmaceuticals, Inc.(1)                             871,393       23,440,472
Wyeth Corp.                                                 611,553       22,113,756
------------------------------------------------------------------------------------
                                                                      $1,212,918,583
------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%

AvalonBay Communities, Inc.                                  28,867   $    1,631,563
Catellus Development Corp.                                  419,601       10,343,165
Forest City Enterprises - Class A                            38,663        2,049,139
Jones Lang Lasalle, Inc.(1)                                 154,567        4,188,766
Plum Creek Timber Co., Inc.                                 198,791        6,476,611
Trammell Crow Co.(1)                                        764,200       10,775,220
------------------------------------------------------------------------------------
                                                                      $   35,464,464
------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%

ANC Rental Corporation(1)                                   459,525   $          322
Burlington Northern Santa Fe Corp.                          204,857        7,184,335
CSX Corporation                                              38,134        1,249,651
Florida East Coast Industries, Inc.                         121,978        4,714,450
Heartland Express, Inc.                                     435,436       11,913,529
Kansas City Southern Industries, Inc.(1)                     15,215          235,833
Norfolk Southern Corp.                                        3,990          105,815
Union Pacific Corp.                                          92,772        5,515,295
------------------------------------------------------------------------------------
                                                                      $   30,919,230
------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT -- 2.3%

Agere Systems, Inc.(1)                                        6,495   $       14,939
Agere Systems, Inc., Class B(1)                             159,398          342,706
Altera Corp.(1)                                              66,116        1,469,098
Analog Devices, Inc.                                        655,525       30,862,117
Applied Materials, Inc.(1)                                  818,392       16,056,851
Applied Materials, Inc.(1)(2)(3)                            543,250       10,653,236
Broadcom Corp.(1)                                           408,020       19,083,095
Conexant Systems, Inc.(1)                                   134,174          580,973
Cypress Semiconductor Corporation(1)                        152,742        2,167,409
Intel Corp.                                               9,068,138      250,280,609
KLA-Tencor Corp.(1)                                         106,811        5,274,327
KLA-Tencor Corp.(1)(2)(3)                                    50,000   $    2,467,148
Linear Technologies Corp.                                    87,760        3,463,887
LSI Logic Corporation(1)                                    132,810        1,012,012
Maxim Integrated Products Co.                               274,351       14,381,479
Mindspeed Technologies Inc.(1)                               44,724          221,831
Skyworks Solutions, Inc.(1)                                  98,685          861,520
Taiwan Semiconductor ADR                                  1,140,866        9,480,596
Teradyne, Inc.(1)                                            27,996          635,509
Texas Instruments, Inc.                                   2,022,695       48,908,765
Xilinx, Inc.                                                 68,074        2,267,545
------------------------------------------------------------------------------------
                                                                      $  420,485,652
------------------------------------------------------------------------------------

SOFTWARE -- 2.4%

Adobe Systems, Inc.                                         258,794   $   12,033,921
BMC Software, Inc.(1)                                        27,000          499,500
Cadence Design Systems, Inc.(1)                             900,000       13,167,000
Cognos, Inc.(1)                                              77,000        2,784,320
Computer Associates International, Inc.                      33,070          927,944
Compuware Corp.(1)                                          150,944          996,230
Electronic Arts Inc.(1)                                      21,405        1,167,643
Fair, Isaac and Co., Inc.                                 1,001,706       33,436,946
Henry (Jack) & Associates                                   201,006        4,040,221
I2 Technologies, Inc.(1)                                    220,000          195,800
Intuit, Inc.(1)                                             984,707       37,989,996
Microsoft Corp.                                           9,575,633      273,480,078
Oracle Corp.(1)                                             753,068        8,984,101
PalmSource, Inc.(1)                                          20,208          346,365
Parametric Technology Corp.(1)                               94,600          473,000
PeopleSoft, Inc.(1)                                         228,867        4,234,040
Reynolds & Reynolds, Co.                                    451,043       10,432,625
Sap AG ADR                                                  300,000       12,543,000
Siebel Systems, Inc.(1)                                     179,184        1,913,685
Symantec Corporation(1)                                     330,450       14,467,101
VERITAS Software Corp.(1)                                    43,942        1,217,193
Wind River Systems, Inc.(1)                                  91,910        1,080,862
------------------------------------------------------------------------------------
                                                                      $  436,411,571
------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.9%

Abercrombie & Fitch Co.                                      11,225   $      434,969
AutoNation, Inc.(1)                                       3,081,075       52,686,383
Best Buy Co., Inc.                                          113,610        5,764,571

                        See notes to financial statements

SECURITY                                                  SHARES     VALUE
------------------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)

Boise Cascade Corporation                                     2,192  $        82,507
Burlington Coat Factory Warehouse Corp.                     343,887        6,637,019
CarMax, Inc.(1)                                              67,797        1,482,720
Circuit City Stores, Inc.                                   216,000        2,797,200
Gap, Inc. (The)                                             541,012       13,119,541
Home Depot, Inc. (The)                                    3,392,961      119,432,227
Limited Brands, Inc.                                        766,867       14,340,413
Lowe's Companies                                            900,151       47,302,935
Office Depot, Inc.(1)                                       205,276        3,676,493
Payless Shoesource, Inc.(1)                                  23,100          344,421
Pep Boys - Manny, Moe & Jack (The)                           83,415        2,114,570
Pier 1 Imports, Inc.                                         44,982          795,732
Radioshack Corp.                                            633,482       18,136,590
Sherwin-Williams Co. (The)                                   80,569        3,347,642
Staples, Inc.                                                92,500        2,711,175
Tiffany & Co.                                                57,286        2,110,989
TJX Companies, Inc. (The)                                 1,716,834       41,444,373
Too, Inc.(1)                                                 38,284          639,343
------------------------------------------------------------------------------------
                                                                     $   339,401,813
------------------------------------------------------------------------------------

TEXTILES, APPAREL AND LUXURY GOODS -- 0.5%

Coach, Inc.(1)                                              365,720  $    16,526,887
Nike Inc., Class B                                        1,079,222       81,751,067
Unifi, Inc.(1)                                               42,921          125,759
------------------------------------------------------------------------------------
                                                                     $    98,403,713
------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 1.0%

Countrywide Financial Corp.                                 749,999  $    52,687,430
Fannie Mae                                                  445,656       31,802,012
Freddie Mac                                                 135,586        8,582,594
Golden West Financial Corporation                            21,845        2,323,216
GreenPoint Financial Corp.                                1,081,474       42,934,518
MGIC Investment Corp.                                        85,000        6,448,100
Radian Group, Inc.                                           30,800        1,475,320
Sovereign Bancorporation, Inc.                               23,766          525,229
Washington Mutual, Inc.                                     924,074       35,706,219
------------------------------------------------------------------------------------
                                                                     $   182,484,638
------------------------------------------------------------------------------------

TOBACCO -- 0.2%

Altria Group Inc.                                           691,248  $    34,596,962
UST, Inc.                                                       439           15,804
------------------------------------------------------------------------------------
                                                                     $    34,612,766
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%

AT&T Wireless Services, Inc.(1)                           1,030,775  $    14,760,698
Nextel Communications, Inc., Class A(1)                      73,122        1,949,433
Telephone and Data Systems, Inc.                             70,844        5,044,093
Vodafone Group plc ADR                                      277,187        6,125,833
------------------------------------------------------------------------------------
                                                                     $    27,880,057
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $14,798,536,115)                                $18,099,747,049

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                     SHARES   VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%

Enron Corp.(1)(2)                                            11,050   $       16,896
------------------------------------------------------------------------------------
                                                                      $       16,896
------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST, $4,500,777)                                      $       16,896
------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                    SHARES    VALUE
------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization Preferred
 Shares)(1)                                                 166,518   $          499
------------------------------------------------------------------------------------
                                                                      $          499
------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST, $39,407)                                         $          499
------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                    SHARES    VALUE
------------------------------------------------------------------------------------
BANKS -- 0.0%

Bank United Corp. (Litigation Contingent Payment
 Rights)(1)                                                 102,072   $        7,145
------------------------------------------------------------------------------------
                                                                      $        7,145
------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)          197,392   $            0
------------------------------------------------------------------------------------
                                                                      $            0
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES      VALUE
------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA (Escrow Rights)(1)(2)                           1,592,200   $            0
------------------------------------------------------------------------------------
                                                                      $            0
------------------------------------------------------------------------------------
TOTAL RIGHTS
   (IDENTIFIED COST, $50,596)                                         $        7,145
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                    PRINCIPAL
                                                    AMOUNT
SECURITY                                            (000'S OMITTED)  VALUE
------------------------------------------------------------------------------------
Investors Bank & Trust Company --
Time Deposit, 1.44%, 7/1/04                                  56,777  $    56,775,000
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $56,775,000)                                  $    56,775,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST, $14,859,901,895)                                $18,156,546,589
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                               $    30,035,563
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $18,186,582,152
------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3) Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value
   (identified cost, $14,859,901,895)                $   18,156,546,589
Cash                                                              1,235
Receivable for investments sold                               7,767,941
Dividends and interest receivable                            21,283,215
Tax reclaim receivable                                        1,121,779
-----------------------------------------------------------------------
TOTAL ASSETS                                         $   18,186,720,759
-----------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees              $            7,726
Accrued expenses                                                130,881
-----------------------------------------------------------------------
TOTAL LIABILITIES                                    $          138,607
-----------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
 PORTFOLIO                                           $   18,186,582,152
-----------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                         $   14,889,899,544
Net unrealized appreciation (computed on the
 basis of identified cost)                                3,296,682,608
-----------------------------------------------------------------------
TOTAL                                                $   18,186,582,152
-----------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,234,799)         $      130,602,538
Interest                                                        507,370
-----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              $      131,109,908
-----------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $       38,780,667
Trustees' fees and expenses                                      15,011
Custodian fee                                                   952,297
Legal and accounting services                                    43,202
Miscellaneous                                                    14,796
-----------------------------------------------------------------------
TOTAL EXPENSES                                       $       39,805,973
-----------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                        $               39
-----------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                             $               39
-----------------------------------------------------------------------

NET EXPENSES                                         $       39,805,934
-----------------------------------------------------------------------

NET INVESTMENT INCOME                                $       91,303,974
-----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)   $      118,137,956
   Foreign currency transactions                                 28,383
-----------------------------------------------------------------------
NET REALIZED GAIN                                    $      118,166,339
-----------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)              $      397,556,948
    Foreign currency                                             (9,463)
-----------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                                      $      397,547,485
-----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     $      515,713,824
-----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $      607,017,798
-----------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                JUNE 30, 2004     YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)       DECEMBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
    Net investment income                          $     91,303,974   $    163,045,716
    Net realized gain from investment
        transactions and foreign
        currency transactions                           118,166,339         70,909,770
    Net change in unrealized appreciation
        (depreciation) of investments and
        foreign currency                                397,547,485      3,174,709,110
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $    607,017,798   $  3,408,664,596
--------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                  $    898,680,054   $  1,351,483,956
    Withdrawals                                        (928,704,705)    (1,722,081,135)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                           $    (30,024,651)  $   (370,597,179)
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         $    576,993,147   $  3,038,067,417
--------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $ 17,609,589,005   $ 14,571,521,588
--------------------------------------------------------------------------------------
AT END OF PERIOD                                   $ 18,186,582,152   $ 17,609,589,005
--------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                            SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004    --------------------------------------------------------------------
                                            (UNAUDITED)          2003          2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
 net assets):
   Expenses                                         0.45%(2)         0.45%         0.45%         0.45%         0.45%         0.46%
   Expenses after custodian fee reduction           0.45%(2)           --            --            --            --            --
   Net investment income                            1.02%(2)         1.05%         0.85%         0.64%         0.67%         0.72%
Portfolio Turnover                                     2%              15%           23%           18%           13%           11%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                     3.45%           23.88%       (19.52)%       (9.67)%          --            --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $ 18,186,582     $ 17,609,589  $ 14,571,522  $ 18,335,865  $ 18,385,069  $ 15,114,649
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(2) Annualized.

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

   C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, credit balances of $39 were used to reduce the Portfolio's custodian fee.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the

   Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2004, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2004, purchases and sales of investments, other than short-term obligations, aggregated $307,769,472 and $443,055,837, respectively. In addition, investments having an aggregate market value of $349,398,453 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2004, investors contributed securities with a value of $607,300,845.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $  5,054,531,230
   -------------------------------------------------------
   Gross unrealized appreciation          $ 13,105,404,630
   Gross unrealized depreciation                (3,389,271)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION            $ 13,102,015,359
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

7  RESTRICTED SECURITIES

   At June 30, 2004, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 17, 2004. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        DATE OF
DESCRIPTION             ACQUISITION    SHARES       COST       FAIR VALUE
---------------------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------------------
Applied Materials, Inc.    12/17/03    543,250  $ 11,575,935  $  10,653,236
KLA-Tencor Corp.           12/17/03     50,000     2,744,377      2,467,148
Sysco Corp.                12/17/03     32,036     1,157,644      1,148,269
Sysco Corp.                  3/3/04     25,000       994,756        895,741
---------------------------------------------------------------------------
                                                $ 16,472,712  $  15,164,394
---------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio
----------------------------

By:   /S/ Duncan Richardson
      ---------------------
      Duncan Richardson
      President


Date: August 13, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: August 13, 2004
      ---------------


By:   /S/ Duncan Richardson
      ---------------------
      Duncan Richardson
      President


Date: August 13, 2004
      ---------------